Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of subsidiaries [Table Text Block]
				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2025	2024
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/ development	HudBay Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	HudBay Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Copper World LLC.	Arizona	Exploration/ development	HudBay Arizona (US) Holding Corporation	100%	100%
Mason Resources (US) Inc.	Nevada	Exploration/ development	Hudbay Arizona (US)	100%	100%
HudBay Arizona (Barbados) SRL	Barbados	Precious metals sales	Hudbay Arizona Inc.	100%	100%
Copper Mountain Mine (BC) Ltd.	British Columbia	Exploration/ development	HMI	100%	75%

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2025	2024
Short-term employee benefits[1]	$11.1	$11.1
Post-employment benefits	1.0	0.9
Termination benefits	-	0.7
Long-term share-based awards[2]	9.0	3.6
	$21.1	$16.3